Trust Account - Summary of Excluding Gross Unrealized Holding Gain (Detail) - Fair Value, Inputs, Level 1 [Member] - U.S. Government Treasury Securities [Member]	Dec. 31, 2022 USD ($) [1]
Trust Account [Line Items]
Amortized Cost	$ 759,271,905
Gross Holding Gain	161,421
Quoted Prices in Active Markets (Level 1)	$ 759,433,326

[1]	Maturity date March 23, 2023.